Condensed Financial Statements of Knight Capital Group, Inc. (parent only) - Statements of Cash Flows (Parent Only) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net (loss) income	$ (347,067)	$ 115,237	$ 91,638
Adjustments to reconcile income from continuing operations, net of tax to net cash used in operating activities
Stock-based compensation	42,442	39,161	46,934
Debt discount accretion and other debt related expenses	17,457	15,690	11,453
Depreciation and amortization	(43,148)	(47,072)	(37,377)
Unrealized loss on investments	1,122	363	7,720
Writedown of assets and lease loss accrual	28,732	1,645	707
Decrease (increase) in operating assets
Financial instruments owned, at fair value	(2,293,794)	(2,243,475)	(559,943)
Receivable from brokers and dealers	39,633	(144,345)	4,945
Income taxes receivable	142,788	(19,844)	27,105
Other assets	102,823	1,947	(85,800)
(Decrease) increase in operating liabilities
Financial instruments sold, not yet purchased, at fair value	(240,906)	412,495	634,353
Accrued compensation expense	(21,995)	10,705	(27,310)
Accrued expenses and other liabilities	7,072	38,057	7,410
Net cash (used in) provided by operating activities	(339,471)	121,067	(93,080)
Cash flows from investing activities
Purchases of investments	(27,850)	(26,601)	(7,997)
Purchases of fixed assets and leasehold improvements	(29,823)	(26,396)	(42,184)
Net cash used in investing activities	(30,494)	(40,891)	(72,727)
Cash flows from financing activities
Proceeds of convertible preferred stock offering, net of issuance costs of $40,519	359,480
Proceeds from term credit agreement		97,838
Proceeds from issuance of cash convertible notes			363,808
Repayment of credit facility			(140,000)
Purchase of call options			(73,750)
Proceeds from issuance of warrants			15,000
Stock options exercised	1,140	1,000	5,784
Income tax (provision) benefit related to stock-based compensation	(6,154)	(6,449)	(2,760)
Cost of common stock repurchased	(35,832)	(58,553)	(60,090)
Payment of dividend related to convertible preferred shares	(1,051)
Net cash provided by financing activities	317,583	33,836	107,992
Effect of exchange rate changes on cash and cash equivalents	(1,325)	(508)	(265)
Increase (decrease) in cash and cash equivalents	(53,707)	113,504	(58,080)
Cash and cash equivalents at beginning of period	467,633	354,129	412,209
Cash and cash equivalents at end of period	413,926	467,633	354,129
Supplemental disclosure of cash flow information:
Cash paid for interest	50,407	24,237	22,068
Cash paid for income taxes	44,975	62,116	59,384
Parent Company [Member]
Cash flows from operating activities
Net (loss) income	(347,067)	115,237	91,638
Adjustments to reconcile income from continuing operations, net of tax to net cash used in operating activities
Equity in earnings of subsidiaries	287,411	(159,811)	(137,101)
Stock-based compensation	4,386	6,126	12,099
Debt discount accretion and other debt related expenses	17,457	15,189	11,453
Depreciation and amortization	1,614	1,652	2,170
Unrealized loss on investments	14,179	3,433	12,348
Writedown of assets and lease loss accrual	418	945
Decrease (increase) in operating assets
Financial instruments owned, at fair value	7,270	626	(4,397)
Receivable from brokers and dealers	(5,900)
Receivable from subsidiaries	62,813	(119,172)
Income taxes receivable	(151,001)	(26,911)	30,900
Other assets	9,063	56,508	(50,327)
(Decrease) increase in operating liabilities
Financial instruments sold, not yet purchased, at fair value	5,269
Payable to subsidiaries		(10,150)	(18,867)
Accrued compensation expense	(4,299)	8,623	(34,147)
Accrued expenses and other liabilities	2,089	5,263	11,507
Net cash (used in) provided by operating activities	(96,298)	(102,442)	(72,724)
Cash flows from investing activities
Distributions from investments	13,639	4,477	37,558
Purchases of investments	(27,790)	(24,641)	(7,997)
Purchases of fixed assets and leasehold improvements	(53)	(7)	(1,035)
Dividends received from subsidiaries	113,091	202,294	118,085
Capital contributions to subsidiaries	(231,783)	(22,334)	(196,337)
Net cash used in investing activities	(132,896)	159,789	(49,726)
Cash flows from financing activities
Proceeds of convertible preferred stock offering, net of issuance costs of $40,519	359,480
Proceeds from term credit agreement		97,838
Proceeds from issuance of cash convertible notes			363,808
Repayment of credit facility			(140,000)
Purchase of call options			(73,750)
Proceeds from issuance of warrants			15,000
Stock options exercised	1,140	1,000	5,784
Income tax (provision) benefit related to stock-based compensation	(6,154)	(6,449)	(2,760)
Cost of common stock repurchased	(35,832)	(58,553)	(60,090)
Payment of dividend related to convertible preferred shares	(1,051)
Net cash provided by financing activities	317,583	33,836	107,992
Effect of exchange rate changes on cash and cash equivalents	(1,325)	(508)	(265)
Increase (decrease) in cash and cash equivalents	87,064	91,183	(14,458)
Cash and cash equivalents at beginning of period	233,915	143,240	157,963
Cash and cash equivalents at end of period	320,979	233,915	143,240
Supplemental disclosure of cash flow information:
Cash paid for interest	15,479	14,552	16,648
Cash paid for income taxes	$ 44,975	$ 62,116	$ 59,384